UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



 /s/ George S. Loening        New York, New York        February 13, 2001

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Select Equity Group, Inc.


Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:   $230,750 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRA INC                      COM              068313105    7,077  150,184 SH       SOLE                  150,184
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      426       60 SH       SOLE                       60
CHEMED CORP                    COM              163596109   23,113  687,386 SH       SOLE                  687,386
DIONEX CORP                    COM              254546104   21,761  630,745 SH       SOLE                  630,745
FAIR ISAAC & CO INC            COM              303250104   14,951  293,144 SH       SOLE                  293,144
FRANKLIN ELECTRIC INC          COM              353514102    7,624  111,296 SH       SOLE                  111,296
HUB GROUP INC                  CL A             443320106    4,174  463,646 SH       SOLE                  463,646
INTERNATIONAL SPEEDWAY         CL A             460335201   14,343  377,425 SH       SOLE                  377,425
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   16,254  389,335 SH       SOLE                  389,335
MARKEL CORP		       COM              570535104   10,851   59,950 SH       SOLE                   59,950
MATTHEWS INTERNATIONAL CORP    CL A             577128101    4,457  141,204 SH       SOLE                  141,204
MEREDITH CORPORATION           COM              589433101   12,606  391,625 SH       SOLE                  391,625
MICROS SYSTEMS INC             COM              594901100   12,706  696,205 SH       SOLE                  696,205
MOODY'S INVESTOR SERVICES      COM              615369105   17,837  694,400 SH       SOLE                  694,400
NEW HORIZONS WORLDWIDE INC     COM              645526104   12,841  925,376 SH       SOLE                  925,376
SCOTT TECHNOLOGIES INC         COM              810022301   10,456  467,294 SH       SOLE                  467,294
SPHERION CORPORATION           COM              848420105    9,686  856,174 SH       SOLE                  856,174
STRAYER EDUCATION INC          COM              863236105   11,979  468,606 SH       SOLE                  468,606
VALMONT INDUSTRIES INC         COM              920253101    3,533  192,246 SH       SOLE                  192,246
ACKERLEY GROUP INC             COM              004527107      102   11,300 SH       SOLE                   11,300
CCC INFO. SERVICES GRP. INC.   COM              12487Q109      231   37,000 SH       SOLE                   37,000
CABOT MICROELECTRONICS CORP.   COM              12709P103    7,450  143,450 SH       SOLE                  143,450
CAPITOL FEDERAL FINANCIAL      COM              14057C106      335   20,000 SH       SOLE                   20,000
COMPUTER SERVICES INC. KY      COM              20539A105      318   12,000 SH       SOLE                   12,000
ETHAN ALLEN INTERIORS INC      COM		297602104      335   10,000 SH	     SOLE                   10,000
FBL FINANCIAL GROUP INC.       CL A             30239F106      277   15,968 SH       SOLE                   15,968
HOWELL CORP                    COM              443051107      321   26,000 SH       SOLE                   26,000
LAMSON & SESSIONS CO	       COM		513696104      326   31,000 SH	     SOLE    			31,000
NAVIGATORS GROUP INC           COM              638904102      140   10,500 SH       SOLE                   10,500
NETWORK PLUS CORP.	       COM		64122D506      188   75,000 SH	     SOLE				75,00

NEW YORK COMMUNITY BNK CORP    COM              649445103    1,103   30,000 SH       SOLE                   30,000
JOHN WILEY & SONS INC          CL A             968223206      409   19,000 SH       SOLE                   19,000
GENERAL ELECTRIC CO            COM              369604953      662   13,800 SH  PUT  SOLE                   13,800
LSI LOGIC                      COM              502161952       94    5,500 SH  PUT  SOLE                    5,500
TECHNE CORP                    COM              878377950       72    2,000 SH  PUT  SOLE                    2,000
SOLECTRON CP                   COM              834182957      271    8,000 SH  PUT  SOLE                    8,000
CAPITAL ONE FINCL. CORP.       COM              14040H955      395    6,000 SH  PUT  SOLE                    6,000
QWEST COMMUNICATIONS INTL INC  COM              749121959      327    8,000 SH  PUT  SOLE                    8,000
CRYPTOLOGIC INC                COM              228906103       91   10,000 SH       SOLE                   10,000
EGL INC			       COM		268484102      239   10,000 SH	     SOLE				10,000
INTERLOGIX INC.                COM              458763109      378   20,000 SH       SOLE                   20,000
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